Earnings per share - Schedule of Profit Loss Attributable to the Owners of the Parent for Calculating Basic Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2025
Class A Shares [Member]
Disclosure of profit loss attributable to the owners of the parent for calculating basic earnings per share [line items]
Percentage of adjusted loss attributable to owners of the parent	83.00%
Class B Shares [Member]
Disclosure of profit loss attributable to the owners of the parent for calculating basic earnings per share [line items]
Percentage of adjusted loss attributable to owners of the parent	17.00%